Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
35.
SUBSEQUENT EVENTS

On March 30, 2026, the Company entered into a Convertible Promissory Note with Mr. Hung-Wen (Howard) Chen, the Company’s Chairman and Chief Executive Officer. Pursuant to the note, Mr. Chen provided an unsecured bridge loan to the Company in the principal amount of $2.0 million.

The Company has evaluated subsequent events through the filing of this annual report on Form 20-F, and determined that no events have occurred that would require adjustments to our disclosures in the consolidated financial statements, except as disclosed above.